Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	ALPHA TAU MEDICAL LTD.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001871321
Amendment Flag	true
Amendment Description	The files have been amended to account for the updated financial statements and footnotes included in the F-1 Registration Statement.